Subsequent events (Details) R$ in Thousands	Aug. 07, 2023 BRL (R$)
Granito instituição de pagamento S.A. [Member]
Capital increase [Line Items]
Capital increase	R$ 100,000
Banco inter S.A. [Member]
Capital increase [Line Items]
Capital increase	50,000
Banco BMG [Member]
Capital increase [Line Items]
Capital increase	R$ 50,000